INVENTORIES	12 Months Ended
Mar. 31, 2015
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Finished goods	¥164,892	¥149,737
Work in process	60,075	62,784
Raw materials and supplies	110,835	141,978

	¥335,802	¥354,499

Kyocera regularly reviews the cost of inventory on hand and records a lower of cost or market write-down if any inventories have a cost in excess of market value. Kyocera recorded write-downs of ¥11,507 million, ¥7,256 million and ¥17,361 million for the years ended March 31, 2013, 2014 and 2015, respectively, to adjust the carrying amount of inventory to market value.